Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,381,455,795.04
Previously Paid Amount	0.00
Total Fee Amount	517,700.88
Total Offset Amount	0.00
Net Fee	$ 517,700.88
Final Prospectus	true